Segments - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 135,241	$ 127,243
Operating Segments
Segment Information
Assets	101,883	98,667	$ 98,980
Depreciation/amortization of intangibles	1,659	1,936	2,001
Capital expenditures/investments in intangibles	1,255	1,359	1,439
Operating Segments | Software
Segment Information
Assets	61,141	57,186	58,420
Depreciation/amortization of intangibles	526	564	598
Capital expenditures/investments in intangibles	385	446	559
Operating Segments | Consulting
Segment Information
Assets	14,342	13,481	11,914
Depreciation/amortization of intangibles	106	108	97
Capital expenditures/investments in intangibles	20	33	55
Operating Segments | Infrastructure
Segment Information
Assets	11,991	12,243	11,766
Depreciation/amortization of intangibles	1,018	1,250	1,257
Capital expenditures/investments in intangibles	836	853	792
Operating Segments | Financing
Segment Information
Interest income	680	582	628
Interest expense	298	175	129
Assets	14,409	15,757	16,880
Depreciation/amortization of intangibles	8	14	49
Capital expenditures/investments in intangibles	$ 15	$ 27	$ 33